Condensed Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended		61 Months Ended	70 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2014
Cash flows from operating activities
Net loss	$ (41,860)	$ (12,683)	$ (18,497)	$ (13,217)	$ (54,844)	$ (96,704)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	59	12	17	21	93	152
Loss on sale of assets	26				9	34
Reserve for uncollectible receivables					54	52
Stock-based compensation expense	3,049	144	215	141	548	3,600
Amortization of debt discount		121	121	312	666	666
Non-cash interest expense		7	7	81	195	195
Non-cash research and development expense					1	1
Remeasurement of convertible preferred stock call option liability	9,560	(863)	(969)	(89)	(2,096)	7,464
Remeasurement of convertible preferred stock warrant liability	2,279	(1)	41		(40)	2,239
Changes in assets and liabilities
Accounts receivable		84	84	491
Prepaid expenses and other assets	(2,030)	(75)	299	(128)	(1,319)	(3,350)
Accounts payable	(71)	(251)	(675)	413	315	244
Accrued liabilities and other liabilities	377	1,073	2,267	259	3,667	4,045
Net cash used in operating activities	(28,611)	(12,432)	(17,090)	(11,716)	(52,751)	(81,362)
Cash flows from investing activities
Proceeds from sale of property and equipment					10	10
Purchase of property and equipment	(600)	(9)	(9)		(185)	(785)
Security deposit for facility lease					(55)	(55)
Change in restricted cash					(75)
Net cash used in investing activities	(600)	(9)	(9)		(305)	(830)
Cash flows from financing activities
Proceeds from issuance of common stock in initial public offering, net of issuance costs	132,138					132,138
Proceeds from sale of option for Series A preferred stock purchase rights					1,000	1,000
Proceeds from issuance of convertible preferred stock, net of issuance costs	64,793	20,165	29,956	5,765	55,320	120,113
Proceeds from exercise of convertible preferred stock warrants	570			900	900	1,470
Proceeds from exercise of common stock options	4	27	27	5	49	53
Proceeds from issuance of convertible notes payable				4,500	9,000	9,000
Net cash provided by financing activities	197,505	20,192	29,983	11,170	66,269	263,774
Net increase (decrease) in cash and cash equivalents	168,294	7,751	12,884	(546)	13,213	181,582
Cash and cash equivalents at beginning of period	13,213	329	329	875
Cash and cash equivalents including restricted cash at beginning of period	13,288	329	329
Cash and cash equivalents at end of period			13,213	329	13,213
Cash and cash equivalents including restricted cash at end of period	181,582	8,080	13,288	329	13,288	181,582
Supplemental disclosure
Cash paid for interest					2	2
Supplemental disclosure of noncash items
Conversion of notes payable and accrued interest to preferred stock		4,588	4,588		9,195	9,195
Issuance of warrants for preferred stock in connection with convertible notes		433		433	666	666
Accretion of Series A convertible preferred stock to redemption value					11,002	11,002
Issuance of call options related to convertible preferred stock		990	1,116		3,504	3,504
Extinguishment of Series A convertible preferred stock					12,100	12,100
Deferred initial public offering issuance costs			396		396
Conversion of preferred stock call option liability [Member]
Supplemental disclosure of noncash items
Conversion of liability to additional paid in capital	9,581					9,581
Conversion of preferred stock warrant liability [Member]
Supplemental disclosure of noncash items
Conversion of liability to additional paid in capital	2,753					2,753
Conversion of preferred stock to common stock [Member]
Supplemental disclosure of noncash items
Conversion of liability to additional paid in capital	$ 122,290					$ 122,290